Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Going Concern

The accompanying Condensed Consolidated Financial Statements have been prepared assuming the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. The Company has not yet generated significant revenue from operations. Since its inception, the Company has been engaged substantially in financing activities and developing its business plans and incurring start-up costs and expenses, resulting in accumulated net losses from October 24, 2013 (inception) through the period ended June 30, 2017 of $3,261,094. As of June 30, 2017, the Company had a total of $1,050,246 in available cash. Since inception, the Company has financed its cash flow requirements through debt and equity financing. As the Company expands its activities, it will continue to experience net negative cash flow from operations, until the Company generates sustainable cash flow from the implementation of its business strategy and utilization of its e-commerce platform.

The ability of the Company to continue as a going concern is dependent upon its continued ability to raise additional capital from the sale of common stock and debt financing, and ultimately, the achievement of significant operating revenue and positive cash flow. If the Company were to not raise additional funds, it may be unable to continue in business for the next 12 months with its currently available capital. These Condensed Consolidated Financial Statements do not include any material adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. As noted above, the Company is in the development stage and, accordingly, has not yet generated revenue from operations. Since its inception, the Company has been engaged substantially in financing activities and developing its mobile payment application business plan and incurring start-up costs and expenses, resulting in an accumulated net losses from inception (October 24, 2013) through the period ended December 31, 2016 of $445,974. The Company’s development activities since inception have been financially sustained through debt and equity financing.

The ability of the Company to continue as a going concern is dependent upon its continued ability to raise additional capital from the sale of common stock and, ultimately, the achievement of significant operating revenue. These financial statements do not include any material adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.